Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1.	ORGANIZATION AND BASIS OF PRESENTATION
Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company, its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.”
As of December 31, 2020, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”). As of December 31, 2020, the Company also effectively controls a number of VIEs through the Primary Beneficiaries, as defined below. The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled by the Company;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled by the Company;

•	Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”), and other VIEs controlled by iQIYI, Inc. (“iQIYI VIEs”); and

•	Other VIEs controlled by the Company or the Company’s subsidiaries.
The Group’s operations are consisting of Baidu Core and iQIYI. Baidu Core offers online marketing service, and other services including
c
loud services and other growth initiatives including Apollo intelligent driving, Xiaodu smart devices, etc. iQIYI is an innovative market-leading online entertainment service and offers membership services, online advertising services, content distribution and others service. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own, but conducts its primary business operations through its subsidiaries and VIEs in the PRC.
PRC laws and regulations prohibit or restrict foreign ownership of internet content, value-added telecommunication-based online advertising, audio and video services, and mobile application distribution businesses, etc. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in
capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company or its subsidiaries has entered into proxy agreements or powers of attorney and exclusive equity purchase option agreement with the VIEs and nominee shareholders of the VIEs through the Company or its subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in the PRC, which obligate the Primary Beneficiaries to absorb losses or receive economic benefits of the VIEs’ that could potentially be significant to the VIEs or entitle the Primary Beneficiaries to receive economic benefits from the VIEs that could potentially be significant to the VIEs. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries, including loan agreements for the paid-in capital
of the VIEs and equity pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.
Despite the lack of legal majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their wholly-owned subsidiaries in the PRC, demonstrate their ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) Topic 810,
 Consolidation
.
Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations.
The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Primary Beneficiaries before the amendments made in March 2018 are further described below.
Loan Agreements
Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s subsidiaries, Baidu Online provided interest-free loans in an aggregate amount of RMB13.4 billion (US$2.1 billion) to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from the sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The term of the loan agreements will expire on July 9, 2029 and August 19, 2029, and can be extended with the written consent of both parties before its expiration.
Pursuant to loan agreements amongst the shareholders of Baidu Perusal and Baidu Online, the amount of loans extended to the respective shareholders of Beijing Perusal is RMB3.2 billion (US$490 million). The term of the loan agreements will expire on March 30, 2028 and October 29, 2029, and can be extended with the written consent of both parties before its expiration. Each of the loan agreements amongst Baidu Online or other subsidiaries and the respective shareholders of Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms as those described above, except that the amount of the loans and the contract expiration date varies. Beijing QIYI Century Science & Technology Co., Ltd (“Beijing QIYI Century”), a wholly-owned foreign enterprise of iQIYI, has extended the term of the amended and restated loan agreement.
Exclusive Equity Purchase and Transfer Option Agreement
Pursuant to the exclusive equity purchase and transfer option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person(s) in connection with the purchased equity interest. Baidu Online or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions made by Baidu Netcom to its shareholders should be repaid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom if, in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online or Baidu Netcom.
Each of the exclusive equity purchase and transfer option agreements amongst the Company, Baidu Online, Beijing Perusal and its shareholders and iQIYI, Beijing QIYI Century, Beijing iQIYI and its shareholders contains substantially the same terms as those described above, except that the initial term of the amended and restated exclusive purchase option agreement amongst iQIYI, Beijing QIYI Century, Beijing iQIYI and its shareholder is ten years, which has been extended, and can be further renewed at iQIYI’s discretion
Commitment Letters
Pursuant to the commitment letter dated January 30, 2013, under the condition that Beijing iQIYI remains as a consolidated affiliated entity of iQIYI under United States generally accepted accounting principles (“U.S. GAAP”) and the relevant contractual arrangements remain in effect, iQIYI commits to provide unlimited financial support to Beijing iQIYI, if Beijing iQIYI requires any form of reasonable financial support for its normal business operations. If Beijing iQIYI incurs any losses and as a result cannot repay its loans from iQIYI and Beijing QIYI Century, one of iQIYI’s subsidiaries, iQIYI and Beijing QIYI Century would unconditionally forgive their loans to Beijing iQIYI, if Beijing iQIYI provides sufficient proof for its loss and incapacity to repay.
The commitment letters executed by other iQIYI VIEs contain terms similar to the terms described above.
Proxy Agreement/Power of Attorney
Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Baidu Netcom to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact
to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.
Each of the proxy agreements or shareholder voting rights trust agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal and other VIEs contains substantially the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online or other subsidiaries. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal or other VIEs, including iQIYI VIEs, holds any equity interests in Beijing Perusal or other VIEs, including iQIYI VIEs, as the case may be.
Operating Agreement
Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the power to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. In return, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of Baidu Online or Baidu Netcom expires and extension is denied by the relevant approval authorities.
The operating agreement amongst Baidu Online, Beijing Perusal and its shareholders contains substantially the same terms as those described above. Pursuant to the amended and restated business operation agreement amongst Beijing QIYI Century, Beijing iQIYI and its shareholder, Beijing QIYI Century provides guidance and instructions on Beijing iQIYI’s daily operations and financial affairs. In addition, Beijing QIYI Century agrees to guarantee Beijing iQIYI’s performance under any agreements or arrangements relating to Beijing iQIYI’s business arrangements with any third party. The agreement can only be unilaterally revoked by Beijing QIYI Century. The initial term of the agreement is ten years, which has been extended, and can be further renewed at Beijing QIYI Century’s discretion.
Exclusive Technology Consulting and Services Agreement
Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and
e-commerce
technical services to Baidu Netcom. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom agrees to pay service fees to Baidu Online and Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities
Each of the exclusive technology consulting and services agreements between Baidu Online or other subsidiaries and Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms as those described above, except the basis of determining the service fees may differ and that the initial term of the exclusive technology consulting and services agreement between Beijing QIYI Century and Beijing iQIYI dated November 23, 2011 is ten years, and has been extended.
License Agreements
Baidu Online and Baidu Netcom entered into a software license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license and a web layout copyright license. Baidu Netcom may only use the licenses in its own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The software license agreement and web layout copyright license agreement were renewed since their original expiration and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Baidu Online entered into web layout copyright license agreements with Beijing Perusal. Each of the license agreements between the Baidu Online and Beijing Perusal or other VIEs contains substantially the same terms as those described above. Each of the web layout copyright license agreements was renewed in 2013 and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Pursuant to the trademark license agreement and the software usage license agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century granted a non-exclusive
and
non-transferable
license, without sublicensing rights, to Beijing iQIYI to use its trademarks and software. Beijing iQIYI may only use the licenses in its own business operations. Beijing QIYI Century has the right to adjust the service fees at its sole discretion. The initial term of the two agreements is five years and the software usage license agreement may be extended upon the written consent of Beijing QIYI Century. The trademark license agreement is automatically extended for successive one-year
periods after its expiration unless Beijing QIYI Century early terminates the agreement in accordance with the provisions of the agreement. The software usage license agreement was extended for another five years after its initial term, and was extended for another ten years in December 2020.
Business Cooperation Agreement
Pursuant to the business cooperation agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing iQIYI agrees to provide Beijing QIYI Century with services, including internet information services, online advertising and other services reasonably necessary within the scope of Beijing QIYI Century’s business. Beijing iQIYI agrees to use, technology services provided by Beijing QIYI Century on its website, including but not limited to, P2P download and video on-demand
systems. Beijing QIYI Century agrees to pay specified service fees to Beijing iQIYI as consideration for the internet information services and other services provided by Beijing iQIYI. Beijing iQIYI has the right to waive the service fees at its discretion. The initial term of this agreement is ten years, which has been extended, and can be further renewed at Beijing QIYI Century’s discretion.
Equity Pledge Agreement
Pursuant to the equity pledge agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and services agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and services agreement and the loan agreement.
Each of the equity pledge agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms, including its term to expiration, as those described above.
Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb losses or receive economic benefits of the VIEs that could potentially be significant to the VIEs through providing unlimited financial support to the VIEs or is entitled to receive economic benefits from the VIEs that could potentially be significant to the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the

Company and the VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.
Through the Contractual Arrangements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in iQIYI VIEs to iQIYI. In addition, through the other exclusive agreements, which consist of the operation agreements, business cooperating agreement, exclusive technology consulting and services agreements and trademark and software usage license agreements, iQIYI, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from iQIYI VIEs that potentially could be significant to iQIYI VIEs. Lastly, through the commitment letters, iQIYI has the obligation to absorb losses of iQIYI VIEs that could potentially be significant to iQIYI VIEs. Therefore, iQIYI is considered the primary beneficiary of iQIYI VIEs and consolidates iQIYI VIEs and their subsidiaries
.
In March 2018, the contractual agreements for certain VIEs, including Baidu Netcom and Beijing Perusal, were amended to include the following terms:

a.	Exclusive equity purchase and transfer option agreement
The Company has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in the VIE or all or part of the assets held by the VIE, (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in the VIE to the Company or any designated person and (iii) an obligation to provide unlimited financial support to the VIEs when the VIEs become in need of any form of reasonable financial support in the normal operation of business. If the VIEs were to incur any loss and as a result cannot repay any loans from the Company, the Company will unconditionally forgive any such loans to the VIEs upon provision by the VIEs of sufficient proof for its loss and incapacity to repay.

b.	Proxy Agreements/Power of Attorney
The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company. The shareholders of the VIEs agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of the VIEs to the person(s) designated by the Company. The shareholders of the VIEs have each executed an irrevocable power of attorney to appoint the person(s) designated by the Company as their attorney-in-fact to
vote on their behalf on all matters requiring shareholder approval.
As a result, the power and the rights pursuant to the Proxy Agreements have since been effectively reassigned from Baidu Online to the Company which has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. The Company or its subsidiaries is also obligated to absorb the expected losses or receive economic benefits of the VIE through the agreements mentioned above. Therefore, the Company has replaced Baidu Online as the primary beneficiary of Baidu Netcom and Beijing Perusal since March 2018. As the VIEs were subject to indirect control by the Company through its subsidiaries immediately before and direct control immediately after the contractual agreements were amended, the change of the primary beneficiary of the VIEs was accounted for as a common control transaction based on the carrying amount of the net assets transferred.
In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the VIEs and their shareholders do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any current PRC laws and regulations.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	2,313	2,348	360
Short-term investments, net	1,892	6,930	1,062
Accounts receivable, net	5,023	6,614	1,014
Others	5,750	8,097	1,241

Total current assets	14,978	23,989	3,677

Fixed assets, net	3,839	4,978	763
Intangible assets, net	1,404	1,499	230
Licensed copyrights, net	1,641	993	152
Produced content, net	4,355	6,130	939
Long-term investments, net	21,825	20,707	3,173
Operating lease right-of-use assets	6,525	6,460	990
Others	7,970	7,717	1,183

Total non-current assets	47,559	48,484	7,430

Total	62,537	72,473	11,107

Liabilities
Accounts payable and accrued liabilities	15,774	15,420	2,363
Customer deposits and deferred revenue	4,841	6,047	927
Operating lease liabilities	2,110	2,068	317
Others	1,967	1,516	232

Total current third-party liabilities	24,692	25,051	3,839

Operating lease liabilities	4,227	4,376	671
Others	2,068	1,143	175

Total non-current third-party liabilities	6,295	5,519	846

Amounts due to the Company and its non-VIE subsidiaries, net	17,121	19,592	3,003

Total	48,108	50,162	7,688

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	33,992	51,988	52,666	8,071
Net (loss) income	(6,834)	(2,950)	2,091	320
Net cash provided by operating activities	2,396	1,649	4,616	707
Net cash used in investing activities	(16,674)	(4,829)	(8,382)	(1,285)
Net cash provided by financing activities	11,916	3,604	3,859	591
As of December 31, 2020 there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs, other than aforementioned in the equity pledge agreements and collateralization of a VIE’s office building, restricted cash as described in Note 12. The amount of the net assets of the VIEs was RMB22.3 billion (US$3.4 billion) as of December 31, 2020. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.
Basis of Presentation
The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Beginning on January 1, 2020, the Company reclassified licensed copyrights and produced content to separate line items while they were previously included in “Intangible assets, net” and “Other non-current asset
s
” on the consolidated balance sheets. Comparative figures were reclassified to conform to this presentation.
Effective on March 1, 2021, the Company has changed its authorized share capital by one-to-eighty subdivision of Shares (the “Share Subdivision”). Each share classified as Class A ordinary shares, Class B ordinary shares and preferred shares of a par value of US$0.00005 each in the share capital of the Company (including authorized issued and unissued Class A ordinary shares, Class B ordinary shares and preferred shares) be sub-divided into 80 shares of a par value of US$0.000000625 each. Following the Share Subdivision, the authorized share capital of the Company will be US$43,520 divided into 66,000,000,000 Class A ordinary shares of a par value of US$0.000000625 each, 2,832,000,000 Class B ordinary shares of a par value of US$0.000000625 each and 800,000,000 preferred shares of a par value of US$0.000000625 each. The number of issued and unissued Class A ordinary shares, Class B ordinary shares and preferred shares as disclosed elsewhere in the consolidated financial statements are presented on a basis after taking into account the effects of the Share Subdivision and have been retrospectively adjusted, where applicable. Simultaneously with the Share Subdivision, the change in ratio of the Company’s ADS to Class A ordinary share (the “ADS Ratio Change”) also became effective. Following the ADS Ratio Change, each ADS now represents eight Class A ordinary shares. Previously, ten ADSs represented one Class A ordinary share. Given that the ADS Ratio Change was exactly proportionate to the Share Subdivision, no new ADSs were issued to any ADS holder and the total number of the Company’s outstanding ADSs remains unchanged immediately after the Share Subdivision and the ADS Ratio Change became effective.